Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment Net
Property and equipment, net, as of December 31, 2022 and 2021 was comprised as follows (in thousands):

	Estimated Useful Life	December 31,
	(in Years)	2022	2021
Laboratory equipment	5	$8,441	$4,364
Furniture and office equipment	4	477	262
Computer equipment	3	213	50
Leasehold improvements	Shorter of useful life or remaining lease term	2,941	2,883
Construction in progress		2,049	631

Total property and equipment, gross		14,121	8,190
Less: accumulated depreciation		(4,255)	(1,744)

Total property and equipment, net		$9,866	$6,446